Note 14 - Derivative Financial Instruments - Derivative Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Derivatives financial assets	$ 88	$ 440
Put option 1 [member]
Statement Line Items [Line Items]
Derivatives financial assets	$ 88	$ 440